SEGMENT INFORMATION - Summarized Financial Information of Continuing Operations by Operating Segment and Corporate-Level Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 226,256	$ 338,453
Total operating (loss) income	(1,570)	19,503
Total other expense	(1,428)	166
(Loss) income from continuing operations before income taxes	(2,998)	19,669
Supply Chain
Segment Reporting Information [Line Items]
Revenues	226,256	338,453
Operating Segments
Segment Reporting Information [Line Items]
Total operating (loss) income	6,827	27,952
Operating Segments | Supply Chain
Segment Reporting Information [Line Items]
Revenues		338,453
Total operating (loss) income	6,827	27,952
Corporate-level activity
Segment Reporting Information [Line Items]
Total operating (loss) income	$ (8,397)	$ (8,449)